Derivatives	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Derivatives
20 Derivatives

	Insurance contracts		Investment contracts with DPF	Non- Insurance related	2025 Total	Insurance contracts		Investment contracts with DPF	Non- Insurance related	2024 Total

Derivatives (FVPL)	Direct part.	Without direct part.	Direct part.			Direct part.	Without direct part.	Direct part.
Assets designated as:

Other derivatives	20	348	14	8	390	66	477	53	10	606

Fair value hedges	-	4	-	-	4	-	3	-	-	3

Cash flow hedges	-	89	-	-	89	-	136	-	-	136

Net foreign investment hedges	-	-	-	2	2	-	-	-	26	26

Total derivative assets	20	441	14	10	485	66	616	53	36	771

Represented by:

Derivatives - Aegon risk	-	441	-	4	445	-	616	-	26	643

Derivatives - Policyholder risk	20	-	14	6	40	66	-	53	10	129

Liabilities designated as:

Other derivatives	91	412	86	8	597	157	983	135	56	1,331

Fair value hedges	-	3	-	-	3	-	3	-	-	3

Cash flow hedges	-	869	-	-	869	-	1,100	-	-	1,100

Net foreign investment hedges	-	-	-	-	-	-	-	-	2	2

Total derivative liabilities	91	1,283	86	8	1,469	157	2,085	135	58	2,435

Represented by:

Derivatives - Aegon risk	-	1,283	-	2	1,285	-	2,085	-	44	2,129

Derivatives - Policyholder risk	91	-	86	6	184	157	-	135	14	306
Where Aegon hedges minimum guarantees embedded in VFA products, the change in the fulfillment cash flows relating to the hedged position is recognized in income rather than in the Contractual Service Margin. For more details see note
29.5 Risk mitigation
.

Use of derivatives

	Derivative asset		Derivative liability

Derivatives not designated in a hedge - Aegon risk	2025	2024	2025	2024

Derivatives held as an economic hedge	350	477	339	954

Bifurcated embedded derivatives	-	-	75	71

Total	350	477	414	1,025
Aegon uses derivative instruments as part of its asset-liability risk management. These derivatives are classified as economic hedges when they do not qualify for hedge accounting or when Aegon opts not to apply it. Economic hedges address risks related to existing assets, liabilities, or future reinvestments. All hedges follow internal risk guidelines and are closely monitored for compliance. Derivatives embedded in financial liabilities (various institutional products) that are not closely related to the host contracts have been bifurcated and recorded at fair value.
Credit Default Swaps
Aegon has entered into free-standing credit derivative transactions. The positions outstanding at the end of the year were:

	2025		2024

	Notional	Fair value	Notional	Fair value

AAA	4	-	4	-

AA	26	-	111	1

A	699	1	1,233	16

BBB	934	25	2,310	50

BB	41	-	141	1

B or lower	62	1	51	-

Total	1,766	27	3,851	68
Aegon uses credit default swaps (CDS) to synthetically create bonds via Replication (Synthetic Asset) Transactions (RSAT). This regulatory concept allows insurance companies to use a derivative alongside a cash investment to replicate the characteristics of an otherwise permissible investment. There are three main types of RSAT transactions used by Aegon: single-asset replications, RSATs involving indices, and RSATs involving asset baskets.
Derivatives designated as fair value hedges
Aegon has entered into interest rate swap agreements that effectively convert certain fixed-rate assets and liabilities to a floating-rate basis. These hedges are used for portfolio management to better match assets to liabilities or to protect the value of the hedged item from interest rate movements. No underlying principal amounts are exchanged.
Aegon has also entered into cross-currency interest rate swap agreements that convert certain foreign-currency fixed- and floating-rate assets and liabilities into
US-dollar
floating-rate assets and liabilities. These agreements include exchanging underlying principal amounts.
Derivatives designated as cash flow hedges
Aegon has primarily entered into interest rate swap agreements that convert certain variable-rate assets and liabilities to a fixed-rate basis to more closely match the cash flows of assets and liabilities within Aegon’s portfolio. No underlying principal amounts are exchanged. Aegon hedges its exposure to future cash flow variability from interest rate movements for hedges converting existing floating-rate assets and liabilities to fixed-rate assets, with maturities up to 19 years.
Aegon uses forward-starting interest rate swap agreements to hedge the variability in future cash flows associated with the forecasted purchase of fixed-income assets. These agreements reduce the impact of future interest rate changes on the forecasted transaction. Fair value adjustments for these interest rate swaps are deferred and recorded in equity until the forecasted transaction occurs, at which time the swaps will be terminated. The accumulated gain or loss in equity will be amortized into investment income as the acquired asset affects income. Aegon hedges its exposure to future cash flow variability from interest rate movements for terms up to 18 years. The cash flows from these hedging instruments are expected to affect the profit or loss for approximately the next 37 years. For the year ended December 31, 2025, the contracts for which cash flow hedge accounting was terminated resulted in deferred gains of EUR 73 million (2024:

EUR 55 million), recognized directly in equity to be reclassified as net result during the period when the cash flows of the underlying hedged items occur. In 2025, none of Aegon’s active cash flow hedges were discontinued as it was highly probable that the original forecasted transactions would occur by the end of the originally specified time period documented at the inception of the hedging relationship. All reported discontinued cash flow hedges are a product of completed forecast transactions, at which point the hedges were unwound.
In addition, Aegon uses cross-currency swaps to convert variable or fixed foreign-currency cash flows into fixed local- currency cash flows. The cash flows from these hedging instruments are expected to occur over the next 31 years. These agreements include exchanging underlying principal amounts.

Hedge ineffectiveness and reclassification of gains/(losses)	2025	2024	2023

Hedge ineffectiveness on cash flow hedges	2	-	3

Gains/(losses) reclassified from equity into the income statement	27	42	20

Expected deferred gain/(loss) to be reclassified from equity into net result during the next 12 months	84	88	114
The periods when the contractual, undiscounted cash flows are expected to occur are as follows:

2025	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total

Cash inflows	449	308	299	235	241	4,348	5,881

Cash outflows	436	280	237	221	223	7,828	9,224

Net cash flows	13	28	62	14	18	(3,479)	(3,343)

2024

Cash inflows	582	425	380	323	286	6,587	8,583

Cash outflows	475	360	323	259	246	11,644	13,308

Net cash flows	107	65	57	64	40	(5,057)	(4,725)
Net foreign investment hedges
Aegon funds its investments in insurance subsidiaries with a mixture of debt and equity. Aegon aims to denominate debt funding in the same currency as the functional currency of the investment. Investments outside the Eurozone, the United States and the United Kingdom are funded in euros. When the debt funding of investments is not in the functional currency of the investment, Aegon uses derivatives to swap the currency exposure of the debt instrument to the appropriate functional currency. This policy will ensure that total capital reflects currency movements without distorting debt-to-
shareholders’ equity ratios. Aegon utilizes various financial instruments as the designated hedging instruments of its foreign investments. These instruments include long-term and short-term borrowings, short-term debts to credit institutions, cross- currency swap contracts, and forward foreign exchange contracts.

Terms and conditions of hedging instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in Aegon’s hedging strategies:

Notionals are in EUR million					2025					2024

	Maturity							Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	17	11	-	-	-	10	22

Foreign exchange contracts

Notional	-	-	-	-	8	-	-	-	-	9

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	3,770	-	-	-	-	5,352

Average fixed interest rate	-	-	-	-	3.08%	-	-	-	-	3.06%

Foreign exchange contracts

Notional	-	-	-	185	1,271	-	-	-	190	1,013

Average exchange rate EUR/USD	-	-	-	1.14	1.13	-	-	-	1.13	1.13

Average exchange rate USD/EUR	-	-	-	0.88	0.88	-	-	-	0.88	0.89

Average exchange rate USD/GBP	-	-	-	0.74	0.76	-	-	-	0.74	0.76

Average exchange rate GBP/USD	-	-	-	1.35	1.32	-	-	-	1.35	1.32

Net investment hedges

Foreign exchange - FX forward

Notional	321	438	-	-	-	22	5	-	-	-

Average exchange rate EUR/USD	1.18	1.18	-	-	-	0.97	0.97	-	-	-

Average exchange rate EUR/GBP	0.81	0.88	-	-	-	1.21	1.21	-	-	-
Impacts of hedge accounting in the financial statements
Hedging instruments recorded as “Derivatives” in the consolidated statement of financial position:

				2025					2024

Carrying amounts	Notional	Assets	Liabilities	FV change	1	Notional	Assets	Liabilities	FV change	1

Fair value hedges

Interest rate contracts	28	-	3	-		32	-	3	2

Foreign exchange contracts	8	4	-	1		9	3	-	(1)

Cash flow hedges

Interest rate contracts	3,770	9	833	134		5,352	12	1,092	(106)

Foreign exchange contracts	1,456	81	36	(59)		1,202	124	8	15

Net investment hedges

Foreign exchange - FX forward	760	2	-	-		27	26	2	-

1	Changes in fair value used for calculating hedge ineffectiveness
Hedged exposures covered by the above-described hedging instruments in the consolidated statement of financial position:

	Carrying amounts		Accumulated amount 1

Fair value hedges	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	FV change 2
2025

Corporate Debt Hedge Program	-	57	-	(17)	Trust pass-through securities	3

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without DPF	-

Synthetic Asset Fair value hedges	241	-	(10)	-	Investments	(13)
2024

Corporate Debt Hedge Program	-	66	-	(19)	Trust pass-through securities	3

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without DPF	-

Synthetic Asset Fair value hedges	35	-	3	-	Investments	(1)

1	Accumulated amount of fair value adjustments on the hedged item
2	Change in fair value of hedged item for ineffectiveness assessment

			2025			2024

	FV change 1	Continuing 2	Discontinued 2	FV change 1	Continuing 2	Discontinued 2

Cash flow hedges

Synthetic Asset Cash flow hedges	242	121	-	(215)	189	-

Life & Health Liability Investment Risk Hedge Program	18	(408)	(7)	(111)	(483)	126

Long Term Care (LTC) Liability Hedge Program	5	(29)	895	(21)	(38)	1,095

IMD Payout Hedge	-	-	23	-	-	31

TRS (Vivendi) Hedge	-	-	3	-	-	3

Net investment hedges

Investments in foreign operations	-	(331)	-	-	(383)	-

1	Change in fair value of hedged item for ineffectiveness assessment
2	Cash flow hedge / currency translation reserve
Potential sources of hedge ineffectiveness
Life & Health liability investment risk hedge
●	Counterparty default
●	Expected future transactions fail to occur as projected: the hedging instrument (that is, FSS) terms are already known and easily valued. However, the hedged item consists of one or more forecasted asset purchases for which we cannot precisely project the dates, coupon rates, and other underlying terms. Given the unknown variables in the hedged item, for the period during which the FSS remains in inventory and the forecasted transactions have not been completed, the hedged item portion of this relationship will be set up assuming identical dates and rates to those outlined in the hedging instrument.
●	When the forecasted transaction (that is, bond purchase) is completed and the terms of the underlying hedged item are known, hedge ineffectiveness would possibly arise if the timing of the asset being purchased differs from the unwind date of the swaps designated as the hedging instrument, or the coupon rate of the asset being purchased differs from the coupon rate on the receive leg of the swap, or a combination of both.
Long Term Care (LTC) liability hedge
●	The hedge ineffectiveness would possibly arise if the timing of the asset being purchased differs from the unwind date of the swaps designated as the hedging instrument, or the coupon rate of the asset being purchased differs from the coupon rate on the receive leg of the swap, or a combination of both.
Synthetic asset cash flow hedge
●	Mismatch of critical terms: If critical terms do not match between the hedged item and the hedged instrument, hedge ineffectiveness can arise.
●	Counterparty default
The counterpart default sources listed above indicate that if the counterparty fails to fulfill the contract, the hedge will not be highly effective. All derivatives in this program are collateralized or cleared, so the impact from this credit risk will not dominate the hedge relationship.
Regarding Fair value hedges, hedge ineffectiveness recognized in the profit or loss on Interest rate contracts was EUR 0 million in 2025 (2024: EUR (2) million). The amount recognized in the profit or loss as ineffectiveness of cash flow and net investment hedges was 0 in 2025 (2024: 0).
Aegon recognizes the separate line items, “Changes in cash flow hedging reserve” and “Movement in foreign currency translation and net foreign investment hedging reserves” in the statement of comprehensive income related to hedges of net position gains and losses. Refer to note
25 Shareholders’ equity
for more details on these items.
Financial instruments designated and measured at FVPL
The following table shows the reconciliation of nominal amount and fair value of credit derivatives that have been used to manage the credit risk of financial instruments designated as FVPL:

		2025		2024

CDSs	Nominal amount	Fair value	Nominal amount	Fair value

On January 1	3,851	68	4,043	71

Increase/(Decrease) during the year	(2,086)	(41)	(192)	(2)

On December 31	1,766	27	3,851	68